Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets [Abstract]
Components of goodwill

(dollar amounts in thousands)	Applications and Infrastructure	Professional Services	Cloud and Managed Services	Total
Balance at December 31, 2013	$6,596	$10,474	$-	$17,070

Acquisitions	-	-	17,174	17,174

Balance at March 31, 2014	$6,596	$10,474	$17,174	$34,244

	Tropical	RM Engineering	ADEX	TNS	AW Solutions	Total
Balance December 31, 2011	$174,746	$169,240	$-	$-	$-	$343,986

Acquisitions	-	-	10,474,212	4,002,654	-	14,476,866
Balance December 31, 2012	174,746	169,240	10,474,212	4,002,654	-	14,820,852

Acquisitions	-	-	-	-	2,249,477	2,249,477

Disposals	-	-	-	-	-	-
Balance December 31, 2013	$174,746	$169,240	$10,474,212	$4,002,654	2,249,477	$17,070,329

Components of intangible assets

	March 31, 2014				December 31, 2013
	Estimated	Gross			Gross
	Useful	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
(dollar amounts in thousands)	Life	Amount	Amortization	Value	Amount	Amortization	Value
Customer relationships	10 yrs	$17,379	(1,387)	$15,992	$9,094	$(1,022)	$8,072
Non-compete agreements	2-3 yrs	1,336	(277)	1,059	571	(176)	395
URL's	Indefinite	10	-	10	10	-	10
Tradenames	Indefinite	9,544	-	9,544	4,299	-	4,299

Total intangible assets		$28,269	$(1,664)	$26,605	$13,974	$(1,198)	$12,776

	December 31, 2013				December 31, 2012
	Estimated	Gross			Gross
	Useful	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Life	Amount	Amortization	Value	Amount	Amortization	Value
Customer relationship and lists	10 yrs	$9,094,299	(1,022,273)	$8,072,026	$5,709,049	$(208,623)	$5,500,426
Non-compete agreements	2-3 yrs	570,638	(175,517)	395,121	199,638	(18,991)	180,647
URL's	Indefinite	10,208	-	10,208	10,208	-	10,208
Trade names	Indefinite	4,298,562	-	4,298,562	3,414,562	-	3,414,562

Total intangible assets		$13,973,707	$(1,197,790)	$12,775,917	$9,333,457	$(227,614)	$9,105,843

Summary of estimated future amortization expense of acquired intangible assets
Year ending December 31,
2014	$1,098,574
2015	1,079,128
2016	945,319
2017	909,250
2018	909,250
Thereafter	3,525,626
Total	$8,467,147